Land use rights, net	12 Months Ended
Dec. 31, 2017
Land use rights, net
Land use rights, net

12.  Land use rights, net

Land use rights, net, consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Land use rights	2,567,271	7,254,974
Less: Accumulated amortization	(119,760)	(204,165)

Net book value	2,447,511	7,050,809

Amortization expenses for land use rights were RMB30,360, RMB48,528 and RMB84,405 for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ending December 31,
	2018	2019	2020	2021	2022	2023 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	146,238	146,238	146,238	146,238	146,238	6,319,619